(LOSS)/EARNINGS PER SHARE (Schedule of Basic and diluted (loss)/earnings per share) (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Statement Line Items [Line Items]
(Loss)/profit for the year: | ¥		¥ 25,579	¥ (5,645)	¥ (6,176)
Weighted average number of common shares:
Basic and diluted | shares	28,308,653	28,308,653	24,910,916	24,910,916
(Loss)/earnings per share:
Basic and diluted | ¥ / shares		¥ 0.90	¥ (0.23)	¥ (0.25)
Net (Loss)/earnings per share | ¥ / shares		¥ 0.90	¥ (0.23)	¥ (0.25)
USD [Member]
Statement Line Items [Line Items]
(Loss)/profit for the year: | $	$ 3,918
Weighted average number of common shares:
Basic and diluted | shares	28,308,653	28,308,653
(Loss)/earnings per share:
Basic and diluted | $ / shares	$ 0.14
Net (Loss)/earnings per share | $ / shares	$ 0.14